SHARE BASED COMPENSATION EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
SHARE BASED COMPENSATION EXPENSES
Summary of stock options

		Weighted-	Weighted-
		average	average	Aggregate
	Number of	exercise	remaining contractual	intrinsic
	shares	price	term	Value
		US$
		per share	Years	RMB
Outstanding, January 1, 2025	16,447,636	1.2316
Granted	3,260,697	3.6414
Exercised	(12,011,093)	0.3329
Forfeited	(506,183)	3.6980
Outstanding, December 31, 2025	7,191,057	3.6518	8.85	406,622
Vested and expected to be vested as of December 31, 2025	7,191,057	3.6518	8.85	406,622
Exercisable as of December 31, 2025	1,161,113	2.6700	8.63	73,125

Summary of share options activity

	Number of	Weighted-average
	restricted shares	grant day fair value
		US$ per share
Unvested, January 1, 2025	—	—
Granted	483,274	20.73
Vested	(6,772)	26.54
Forfeited	(90,940)	26.80
Unvested, December 31, 2025	385,562	19.19

Summary of fair value of employee share options

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Risk-free interest rate (per annum)	2.80%	2.21% – 4.57%	4.32% – 4.57%
Expected volatility	36.82%	38.00% – 39.91%	38.00% – 39.90%
Expected dividend yield	0.00%	0.00%	0.00%
Expected post-vesting forfeiture rate	0.97%	0.00%	0.00%
Fair value of the underlying shares on the date of option grants	9.78	57.05 – 102.21	102.21 – 203.08